Earnings (Losses) Per Share (Details) - Schedule of computation of basic and diluted net earnings (losses) per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator for basic and diluted earnings (losses) per share:
Net income (loss) (in Dollars)	$ 10,167	$ 12,429	$ (2,015)
Weighted average ordinary shares outstanding:
Denominator for basic earnings (losses) per share	38,079,394	34,521,352	33,574,147
Effect of dilutive securities:
Employee share options and restricted share units	1,214,721	842,352
Denominator for diluted earnings (losses) per share	39,294,115	35,363,704	33,574,147
Basic earnings (losses) per share (in Dollars per share)	$ 0.27	$ 0.36	$ (0.06)
Diluted earnings (losses) per share (in Dollars per share)	$ 0.26	$ 0.35	$ (0.06)